Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, plant and equipment
Schedule of details of property, plant and equipment, estimated useful lives	Land and buildings

Freehold buildings	25 - 50 years
Leasehold premises	the term of the lease
 Equipment, fixtures and fittings

Network infrastructure and other	1 - 35 years

Schedule of details of property, plant and equipment
Schedule of right-of-use assets arising from the group's lease arrangements

Right-of-use assets arising from the Group’s lease arrangements are recorded within property, plant and equipment:

	2023	2022
	€m	€m
Property, plant and equipment (owned assets)	25,894	28,788
Right-of-use assets[1]	12,098	12,016
31 March	37,992	40,804

Note:

1	Additions of €7,387 million (2022: €3,828 million) and a depreciation charge of €3,960 million (2022: €3,944 million) were recorded in respect of right-of-use assets during the year to 31 March 2023.